Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions
Schedule of changes in goodwill by segment

	Advertising & Marketing	Other	Total
	(In thousands)
Balance as of December 31, 2012	$—	$—	$—
Acquisition of Weibo Interactive	—	7,517	7,517

Balance as of December 31, 2013	$—	$7,517	$7,517

Acquisition of game developer	—	3,840	3,840
Others	—	295	295

Balance as of December 31, 2014	$—	$11,652	$11,652

Schedule of estimated amortization expenses

As of December 31, 2015, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2016	$761
2017	677
2018	528
2019 and thereafter	—

Total expected amortization expense	$1,966

Weibo Interactive
Acquisitions
Schedule of fair value of the assets acquired and the liabilities assumed

As of acquisition date
(In thousands)
Cash consideration for the remaining 45% equity interest	$4,635
Fair value of previously held 55% equity interest	5,445

Total consideration	10,080

Tangible assets	98
Identifiable intangible assets acquired	3,560
Liabilities assumed	(1,095)
Goodwill	7,517

Total consideration	$10,080

Gametree
Acquisitions
Schedule of fair value of the assets acquired and the liabilities assumed

As of acquisition date
(In thousands)
Cash consideration	$3,062
Non-controlling interests	292

Total consideration	3,354

Tangible assets	1,518
Identifiable intangible assets acquired	1,688
Liabilities assumed	(3,692)
Goodwill	3,840

Total consideration	$3,354